Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 388,126	$ 670,965
Employee benefits payable	24,091	15,925
Accrual and other payables	1,823,771	632,186
Trade and other payables	$ 2,235,988	$ 1,319,076